Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (150,153)	$ (23,983)	$ (43,541)	$ (8,759)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation, depletion and amortization	51,967	3,445	6,163	404
Exploration expense	16,897	470	3,022	3,899
Pension benefit costs	69		575
Incentive unit compensation	87		43	3
Impairment of oil and gas properties	4,605		2,081	793
Accretion of asset retirement obligations	575	234	364
Gain on reduction of pension liability	(2,208)	0
Gain on derivative instruments	(1,098)
Net cash payments on settled derivatives	(1,647)
Net cash payments on option premiums	(385)
Gain on business acquisition	(1,585)
Deferred income taxes	83,997
Interest not paid in cash	2,166	10,508	20,294
Gain on sale of oil and natural gas properties				(372)
Amortization of deferred financing costs	1,314	647	739
Amortization of debt discount	1,711		1,247
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(37,187)	(4,966)	(5,971)	(172)
Other assets	(1,213)	(1,401)	1,389	50
Accounts payable and accrued liabilities	21,270	3,954	27,276	747
Accrued liabilities-affiliate	(1,951)		1,569	26
Net cash provided by (used in) operating activities	(12,769)	(11,092)	15,250	(3,381)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures for oil and gas properties	(507,756)	(153,390)	(252,844)	(179,209)
Capital expenditures for other property and equipment	(2,986)		(892)
Proceeds from the sale of oil and gas properties		8,497	8,497	131,674
Acquisition of business, net of cash acquired	754	(651,847)	(651,847)
Net cash used in investing activities	(509,988)	(796,740)	(897,086)	(47,535)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt			388,000
Debt issuance costs	(1,232)	(6,890)	(7,309)
Capital contributions	124,667	583,595	583,597	69,554
Proceeds from issuance of common stock, net of underwriting fees	550,025
Distributions				(638)
Initial public offering costs	(5,303)
Repayments (borrowings) under revolving credit facility
Proceeds from issuance of long-term debt		288,000
Repayments of long-term debt	(166)
Net cash provided by financing activities	667,991	864,705	964,288	68,916
Net increase in cash and cash equivalents	145,234	56,873	82,452	18,000
Cash and cash equivalents at beginning of period	109,509	27,057	27,057	9,057
Cash and cash equivalents at end of period	254,743	83,930	109,509	27,057
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	25,865
Cash paid for income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Asset retirement obligations incurred, including changes in estimate	420		300	13
Additions of other property through debt financing	823
Additions to oil and natural gas properties-changes in accounts payable, accrued liabilities, and accrued capital expenditures	114,639	8,256	17,537	1,663
Interest paid-in-kind	22,461
Assets and liabilities assumed in acquisition of Eclipse Resources-Ohio, LLC			$ 5,102